OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	January 31, 2016
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7986

The Alger Institutional Funds
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

ITEM 1. Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS  |  ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) July 31, 2013

	SHARES	VALUE
COMMON STOCKS—96.1%
Advertising—0.8%
Lamar Advertising Co., Cl. A*	403,200	$17,470,656

Aerospace & Defense—2.7%
Boeing Co., /The	296,200	31,130,619
Honeywell International, Inc.	328,500	27,258,930
		58,389,549
Air Freight & Logistics—0.6%
United Parcel Service, Inc., Cl. B	146,100	12,681,480

Airlines—0.9%
Copa Holdings SA	80,200	11,161,434
Delta Air Lines, Inc.	419,600	8,908,108
		20,069,542
Apparel Accessories & Luxury Goods—2.5%
Fossil Group, Inc.*	78,700	8,649,130
Michael Kors Holdings Ltd.*	288,700	19,441,058
PVH Corp.	161,020	21,220,826
Ralph Lauren Corp.	30,400	5,534,624
		54,845,638
Apparel Retail—0.6%
L Brands, Inc.	221,100	12,330,747

Application Software—2.9%
Cadence Design Systems, Inc.*	1,452,800	21,181,824
Nuance Communications, Inc.*	112,000	2,101,120
Salesforce.com, Inc.*	585,100	25,598,125
SAP AG#	201,400	14,680,046
		63,561,115
Asset Management & Custody Banks—0.0%
SEI Investments, Co.	6,700	211,787

Auto Parts & Equipment—1.7%
BorgWarner, Inc.	23,900	2,280,777
Delphi Automotive PLC	322,702	17,335,551
WABCO Holdings, Inc.*	212,000	16,760,720
		36,377,048
Automobile Manufacturers—0.9%
General Motors Co.*	569,800	20,438,726

Biotechnology—4.6%
Amgen, Inc.	227,100	24,592,659
Biogen Idec Inc.*	58,900	12,847,857
Gilead Sciences, Inc.*	750,000	46,087,500
Onyx Pharmaceuticals, Inc.*	42,000	5,514,600
Vertex Pharmaceuticals, Inc.*	140,700	11,227,860
		100,270,476
Broadcasting—1.2%
CBS Corp., Cl. B	505,240	26,696,882

Cable & Satellite—2.0%
Cablevision Systems Corp.	341,400	6,380,766
Comcast Corporation, Cl. A	523,900	23,617,412
DISH Network Corp.	307,900	13,747,735
		43,745,913

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Casinos & Gaming—1.3%
Las Vegas Sands Corp.	508,800	$28,274,016

Communications Equipment—2.6%
Cisco Systems, Inc.	1,192,300	30,463,265
F5 Networks, Inc.*	153,100	13,436,056
QUALCOMM, Inc.	186,400	12,032,120
		55,931,441
Computer Hardware—4.4%
Apple, Inc.	214,700	97,151,750

Computer Storage & Peripherals—0.3%
SanDisk Corp.	104,500	5,760,040

Construction & Engineering—1.2%
Chicago Bridge & Iron Co., NV#	200,300	11,933,874
Quanta Services, Inc.*	571,100	15,311,191
		27,245,065
Construction & Farm Machinery & Heavy Trucks—0.3%
Cummins, Inc.	5,100	618,069
Terex Corp.*	220,200	6,491,496
		7,109,565
Consumer Finance—0.4%
American Express Co.	105,400	7,775,358

Data Processing & Outsourced Services—3.0%
Alliance Data Systems Corp.*	89,350	17,671,643
Mastercard, Inc., Cl. A	36,397	22,224,372
Visa, Inc., Cl. A	141,800	25,100,018
		64,996,033
Distillers & Vintners—0.6%
Beam, Inc.	191,300	12,432,587

Diversified Chemicals—1.0%
Eastman Chemical Co.	178,600	14,364,798
PPG Industries, Inc.	44,400	7,123,536
		21,488,334
Drug Retail—2.1%
CVS Caremark Corp.	762,285	46,872,905

Electrical Components & Equipment—0.8%
Eaton Corp., PLC	245,688	16,940,188

Fertilizers & Agricultural Chemicals—0.2%
Mosaic Co., /The	125,300	5,148,577

Footwear—0.3%
NIKE, Inc., Cl. B	110,700	6,965,244

General Merchandise Stores—0.5%
Dollar General Corp.*	192,445	10,520,968

Health Care Equipment—1.0%
Covidien PLC	288,540	17,782,720
Insulet Corp.*	133,500	4,257,315
		22,040,035
Health Care Facilities—0.2%
Universal Health Services, Inc., Cl. B	45,410	3,176,430

Health Care Services—1.4%
Express Scripts, Inc.*	480,700	31,509,885

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Home Improvement Retail—3.1%
Home Depot, Inc., /The	425,400	$33,619,362
Lowe’s Companies, Inc.	776,200	34,602,996
		68,222,358
Hotels Resorts & Cruise Lines—0.0%
Wyndham Worldwide Corporation	15,400	959,420

Household Products—0.9%
Procter & Gamble Co., /The	246,200	19,769,860

Human Resource & Employment Services—0.6%
Robert Half International, Inc.	340,700	12,687,668

Industrial Conglomerates—0.5%
Danaher Corp.	160,500	10,808,070

Industrial Machinery—0.8%
Ingersoll-Rand PLC	255,100	15,573,855
Timken Co.	43,900	2,564,638
		18,138,493
Integrated Telecommunication Services—0.8%
Verizon Communications, Inc.	356,900	17,659,412

Internet Retail—3.1%
Amazon.com, Inc.*	164,200	49,460,324
Expedia, Inc.	166,900	7,865,997
priceline.com, Inc.*	11,200	9,807,504
		67,133,825
Internet Software & Services—9.8%
eBay, Inc.*	690,900	35,712,621
Facebook, Inc.*	1,785,200	65,748,916
Google, Inc., Cl. A*	90,010	79,892,875
LinkedIn Corp.*	22,600	4,605,654
VistaPrint NV*	280,863	14,318,396
Yahoo! Inc.*	523,200	14,696,688
		214,975,150
Investment Banking & Brokerage—1.5%
Morgan Stanley	1,202,850	32,729,549

IT Consulting & Other Services—2.2%
International Business Machines Corp.	241,100	47,024,144

Leisure Products—0.1%
BRP, Inc.*(a)	48,000	1,290,843

Life Sciences Tools & Services—0.9%
Thermo Fisher Scientific, Inc.	221,800	20,208,198

Managed Health Care—0.8%
UnitedHealth Group, Inc.	248,300	18,088,655

Metal & Glass Containers—0.2%
Berry Plastics Group, Inc.*	147,300	3,396,738

Movies & Entertainment—2.0%
Viacom, Inc., Cl. B	480,300	34,951,431
Walt Disney Co., /The	128,800	8,326,920
		43,278,351
Office Electronics—0.2%
Xerox Corp.	501,700	4,866,490

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Oil & Gas Equipment & Services—2.7%
Cameron International Corp.*	294,600	$17,469,780
Halliburton Company	666,700	30,128,173
National Oilwell Varco, Inc.	165,500	11,613,135
		59,211,088
Oil & Gas Exploration & Production—2.0%
Anadarko Petroleum Corp.	259,700	22,988,644
Pioneer Natural Resources Co.	139,055	21,520,152
		44,508,796
Oil & Gas Refining & Marketing—0.5%
Valero Energy Corp.	308,300	11,027,891

Other Diversified Financial Services—2.4%
Bank of America Corp.	761,380	11,116,148
Citigroup, Inc.	782,500	40,799,550
		51,915,698
Paper Products—0.3%
International Paper Co.	112,200	5,420,382

Pharmaceuticals—3.9%
Actavis, Inc.*	258,900	34,762,503
Bristol-Myers Squibb Co.	293,600	12,695,264
Eli Lilly & Co.	236,900	12,581,759
Pfizer, Inc.	862,330	25,205,906
		85,245,432
Regional Banks—0.2%
Zions Bancorporation	170,400	5,050,656

Restaurants—2.1%
McDonald’s Corp.	229,400	22,499,552
Starbucks Corp.	189,300	13,485,732
Yum! Brands, Inc.	150,500	10,974,460
		46,959,744
Security & Alarm Services—1.0%
Tyco International Ltd.	651,755	22,687,592

Semiconductor Equipment—1.6%
ASML Holding NV/ Reg S#	178,177	16,018,112
Lam Research Corp.*	391,400	19,264,708
		35,282,820
Semiconductors—1.2%
Microsemi Corp.*	485,300	11,967,498
NXP Semiconductor NV*	451,700	14,748,005
		26,715,503
Soft Drinks—2.5%
Coca-Cola Co., /The	558,500	22,384,680
PepsiCo, Inc.	391,500	32,705,910
		55,090,590
Specialty Chemicals—1.7%
Celanese Corp.	272,289	13,086,209
Rockwood Holdings, Inc.	359,155	24,325,568
		37,411,777
Systems Software—1.5%
Microsoft Corp.	1,027,775	32,714,078

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Tobacco—1.3%
Philip Morris International, Inc.	325,805	$29,055,290

Trading Companies & Distributors—0.8%
MRC Global, Inc.*	189,200	5,074,344
United Rentals, Inc.*	78,200	4,482,424
WESCO International, Inc.*	96,100	7,282,458
		16,839,226
TOTAL COMMON STOCKS (Cost $1,809,620,358)		2,104,801,767

MASTER LIMITED PARTNERSHIP—1.0%
Asset Management & Custody Banks—1.0%
Blackstone Group LP	972,100	21,920,855
(Cost $16,833,462)		21,920,855

REAL ESTATE INVESTMENT TRUST—1.2%
Mortgage REITs—0.5%
Two Harbors Investment Corp.	1,072,300	10,755,169

Residential REITs—0.4%
American Homes 4 Rent*(L2),(b)	601,635	9,108,754

Specialized REITs—0.3%
Ryman Hospitality Properties, Inc.	174,169	6,487,795
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $28,154,016)		26,351,718
Total Investments (Cost $1,854,607,836)(c)	98.3%	2,153,074,340
Other Assets in Excess of Liabilities	1.7	37,296,746
NET ASSETS	100.0%	$2,190,371,086

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.1% of the net assets of the Fund.

(b)

Pursuant to Securities and Exchange Commission Rule 144A deemed illiquid until eligible for sale on October 31, 2013. Security was acquired on November 14, 2012 for a cost of $9,024,525 and represents 0.4% of the net assets of the Fund.

(c)

At July 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,879,708,866, amounted to $273,365,474 which consisted of aggregate gross unrealized appreciation of $312,474,219 and aggregate gross unrealized depreciation of $39,108,745.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS  |  ALGER CAPITAL APPRECIATION FOCUS FUND

Schedule of Investments‡ (Unaudited) July 31, 2013

	SHARES	VALUE
COMMON STOCKS—95.0%
Aerospace & Defense—4.1%
Boeing Co., /The	2,660	$279,566
Honeywell International, Inc.	4,250	352,664
		632,230
Airlines—1.6%
Copa Holdings SA	1,750	243,548

Apparel Accessories & Luxury Goods—2.7%
PVH Corp.	3,180	419,092

Application Software—3.1%
Cadence Design Systems, Inc.*	17,650	257,337
Salesforce.com, Inc.*	5,080	222,250
		479,587
Auto Parts & Equipment—4.3%
Delphi Automotive PLC	5,050	271,286
WABCO Holdings, Inc.*	5,110	403,997
		675,283
Biotechnology—2.7%
Gilead Sciences, Inc.*	6,870	422,161

Broadcasting—1.9%
CBS Corp., Cl. B	5,530	292,205

Cable & Satellite—2.6%
Comcast Corporation, Cl. A	8,870	399,860

Casinos & Gaming—1.7%
Las Vegas Sands Corp.	4,700	261,179

Communications Equipment—2.6%
Cisco Systems, Inc.	15,830	404,457

Computer Hardware—4.8%
Apple, Inc.	1,633	738,933

Construction & Engineering—1.5%
Chicago Bridge & Iron Co., NV#	1,940	115,585
Quanta Services, Inc.*	4,650	124,667
		240,252
Data Processing & Outsourced Services—1.8%
Visa, Inc., Cl. A	1,610	284,986

Drug Retail—2.8%
CVS Caremark Corp.	7,150	439,654

Health Care Facilities—0.5%
HCA Holdings, Inc.	2,050	79,950

Health Care Services—1.7%
Express Scripts, Inc.*	4,130	270,722

Home Improvement Retail—4.3%
Home Depot, Inc., /The	4,800	379,344
Lowe’s Companies, Inc.	6,590	293,782
		673,126
Household Products—2.0%
Procter & Gamble Co., /The	3,850	309,155

Internet Retail—2.8%
Amazon.com, Inc.*	1,460	439,781

Internet Software & Services—12.0%
eBay, Inc.*	5,900	304,971
Facebook, Inc.*	18,830	693,508

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Internet Software & Services—(CONT.)
Google, Inc., Cl. A*	720	$639,071
VistaPrint NV*	4,060	206,979
Yahoo! Inc.*	850	23,877
		1,868,406
Investment Banking & Brokerage—2.6%
Morgan Stanley	14,800	402,708

IT Consulting & Other Services—2.8%
International Business Machines Corp.	2,210	431,038

Managed Health Care—1.1%
UnitedHealth Group, Inc.	2,410	175,569

Movies & Entertainment—3.4%
Viacom, Inc., Cl. B	7,330	533,404

Oil & Gas Equipment & Services—2.8%
Halliburton Company	9,810	443,314

Oil & Gas Exploration & Production—2.4%
Anadarko Petroleum Corp.	1,750	154,910
Pioneer Natural Resources Co.	1,390	215,116
		370,026
Oil & Gas Refining & Marketing—0.7%
Valero Energy Corp.	2,980	106,595

Other Diversified Financial Services—3.4%
Citigroup, Inc.	10,000	521,400

Pharmaceuticals—4.9%
Actavis, Inc.*	2,700	362,528
Eli Lilly & Co.	2,270	120,560
Pfizer, Inc.	9,652	282,128
		765,216
Restaurants—1.4%
McDonald’s Corp.	2,270	222,642

Security & Alarm Services—1.1%
Tyco International Ltd.	4,850	168,829

Semiconductors—1.0%
Microsemi Corp.*	6,100	150,426

Soft Drinks—1.8%
PepsiCo, Inc.	3,300	275,682

Specialty Chemicals—3.3%
Celanese Corp.	3,550	170,613
Rockwood Holdings, Inc.	5,080	344,068
		514,681
Trading Companies & Distributors—0.8%
WESCO International, Inc.*	1,690	128,068

TOTAL COMMON STOCKS (Cost $13,347,540)		14,784,165

	SHARES	VALUE
MASTER LIMITED PARTNERSHIP—3.2%
Asset Management & Custody Banks—3.2%
Blackstone Group LP	22,290	$502,640
(Cost $465,085)		502,640

Total Investments (Cost $13,812,625)(a)	98.3%	15,286,805
Other Assets in Excess of Liabilities	1.7	268,839
NET ASSETS	100.0%	$15,555,644

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At July 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,819,807, amounted to $1,466,998 which consisted of aggregate gross unrealized appreciation of $1,652,658 and aggregate gross unrealized depreciation of $185,660.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS  |  ALGER MID CAP GROWTH  INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) July 31, 2013

	SHARES	VALUE
COMMON STOCKS—97.2%
Advertising—0.7%
Lamar Advertising Co., Cl. A*	28,900	$1,252,237

Aerospace & Defense—1.3%
B/E Aerospace, Inc.*	21,400	1,491,794
TransDigm Group, Inc.	6,900	997,671
		2,489,465
Airlines—1.8%
Copa Holdings SA	13,900	1,934,463
Delta Air Lines, Inc.	69,100	1,466,993
		3,401,456
Apparel Accessories & Luxury Goods—5.5%
Fifth & Pacific Cos, Inc.*	82,600	1,967,532
Fossil Group, Inc.*	17,900	1,967,210
Michael Kors Holdings Ltd.*	33,300	2,242,422
PVH Corp.	19,100	2,517,189
Ralph Lauren Corp.	10,300	1,875,218
		10,569,571
Apparel Retail—2.8%
Gap Inc., /The	50,500	2,317,950
L Brands, Inc.	24,600	1,371,942
Ross Stores, Inc.	25,900	1,747,473
		5,437,365
Application Software—3.3%
Autodesk Inc.*	27,300	966,147
Cadence Design Systems, Inc.*	123,500	1,800,630
Citrix Systems, Inc.*	26,500	1,908,530
Nuance Communications, Inc.*	84,900	1,592,724
		6,268,031
Asset Management & Custody Banks—1.7%
Affiliated Managers Group, Inc.*	5,600	1,009,960
SEI Investments, Co.	36,900	1,166,409
WisdomTree Investments, Inc.*	81,200	1,051,540
		3,227,909
Auto Parts & Equipment—3.3%
BorgWarner, Inc.	23,400	2,233,062
Delphi Automotive PLC	41,250	2,215,950
WABCO Holdings, Inc.*	22,700	1,794,662
		6,243,674
Biotechnology—6.0%
Alexion Pharmaceuticals, Inc.*	20,000	2,324,600
BioMarin Pharmaceutical, Inc.*	10,000	646,500
Idenix Pharmaceuticals, Inc.*	179,259	704,488
Medivation, Inc.*	9,600	555,552
Onyx Pharmaceuticals, Inc.*	12,250	1,608,425
Portola Pharmaceuticals, Inc.*	52,300	1,201,854
Regeneron Pharmaceuticals, Inc.*	7,000	1,890,420
Theravance, Inc.*	14,400	555,264
Vertex Pharmaceuticals, Inc.*	24,300	1,939,140
		11,426,243
Broadcasting—3.1%
CBS Corp., Cl. B	38,800	2,050,192
Discovery Communications, Inc., Series C*	15,300	1,111,698

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Broadcasting—(CONT.)
Scripps Networks Interactive, Inc., Cl. A	21,200	$1,500,324
Sinclair Broadcast Group, Inc., CL. A	46,400	1,308,944
		5,971,158
Building Products—0.3%
Lennox International, Inc.	7,100	509,922

Cable & Satellite—2.5%
AMC Networks, Inc.*	15,600	1,064,856
Cablevision Systems Corp.	48,300	902,727
DISH Network Corp.	17,800	794,770
Liberty Global PLC, Cl. A*	25,100	2,036,112
		4,798,465
Casinos & Gaming—2.1%
MGM Resorts International*	130,700	2,131,717
Wynn Resorts Ltd.	14,600	1,943,698
		4,075,415
Coal & Consumable Fuels—0.1%
Peabody Energy Corp.^	12,900	213,624

Communications Equipment—0.9%
F5 Networks, Inc.*	18,600	1,632,336

Computer Storage & Peripherals—1.2%
SanDisk Corp.	16,100	887,432
Western Digital Corp.	20,400	1,313,352
		2,200,784
Construction & Engineering—0.8%
Quanta Services, Inc.*	39,800	1,067,038
TPI - Triunfo Participacoes e Investimentos SA*	108,854	500,363
		1,567,401
Construction Materials—0.6%
Eagle Materials Inc.	15,800	1,066,184

Data Processing & Outsourced Services—2.5%
Alliance Data Systems Corp.*	11,700	2,314,026
Fiserv, Inc.*	13,300	1,279,992
Paychex, Inc.	29,300	1,155,592
		4,749,610
Distillers & Vintners—1.3%
Beam, Inc.	38,000	2,469,620

Distributors—0.5%
LKQ Corp.*	39,700	1,034,979

Diversified Chemicals—1.8%
Eastman Chemical Co.	29,200	2,348,556
PPG Industries, Inc.	6,800	1,090,992
		3,439,548
Electrical Components & Equipment—1.6%
Eaton Corp., PLC	23,400	1,613,430
Hubbell Inc., Cl. B	12,700	1,363,345
		2,976,775
Electronic Equipment Manufacturers—0.7%
OSI Systems, Inc.*	20,000	1,407,800

Environmental & Facilities Services—0.9%
Stericycle, Inc.*	14,200	1,646,348

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Food Retail—0.8%
Whole Foods Market, Inc.	26,900	$1,495,102

General Merchandise Stores—1.0%
Dollar General Corp.*	33,650	1,839,646

Health Care Equipment—1.0%
CR Bard, Inc.	10,300	1,180,380
Thoratec Corp.*	20,000	655,800
		1,836,180
Health Care Services—1.1%
Catamaran Corp.*	29,810	1,573,968
DaVita HealthCare Partners, Inc.*	4,900	570,409
		2,144,377
Health Care Technology—0.5%
Cerner Corp.*	19,000	931,000

Home Furnishing Retail—0.6%
Bed Bath & Beyond, Inc.*	15,300	1,169,991

Home Improvement Retail—0.9%
Lumber Liquidators Holdings Inc*	17,300	1,674,986

Homebuilding—1.0%
Lennar Corp., Cl. A	27,400	928,038
Taylor Morrison Home Corp., Cl. A*	38,900	942,547
		1,870,585
Hotels Resorts & Cruise Lines—1.3%
Marriott Vacations Worldwide Corp.*	13,100	576,400
Norwegian Cruise Line Holdings Ltd*	64,400	1,948,744
		2,525,144
Human Resource & Employment Services—1.2%
Robert Half International, Inc.	61,500	2,290,260

Industrial Machinery—1.5%
Ingersoll-Rand PLC	31,000	1,892,550
Pall Corp.	13,500	944,460
		2,837,010
Internet Retail—0.9%
Expedia, Inc.	34,800	1,640,124

Internet Software & Services—2.0%
Cornerstone OnDemand, Inc.*	27,900	1,228,716
LinkedIn Corp.*	6,300	1,283,877
VistaPrint NV*	26,690	1,360,656
		3,873,249
Leisure Facilities—0.9%
Six Flags Entertainment Corp.	48,500	1,784,315

Leisure Products—0.9%
BRP, Inc.*(a)	60,300	1,621,621

Life & Health Insurance—0.7%
Lincoln National Corp.	31,400	1,308,438

Life Sciences Tools & Services—1.2%
Charles River Laboratories International Inc.*	33,100	1,507,374
Illumina, Inc.*	9,600	766,272
		2,273,646
Metal & Glass Containers—0.8%
Berry Plastics Group, Inc.*	70,000	1,614,200

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Office Electronics—0.4%
Xerox Corp.	69,400	$673,180

Office Services & Supplies—0.8%
West Corp.	65,200	1,431,792

Oil & Gas Equipment & Services—1.8%
Cameron International Corp.*^	37,450	2,220,785
Superior Energy Services, Inc.*^	50,600	1,296,372
		3,517,157
Oil & Gas Exploration & Production—4.6%
Cabot Oil & Gas Corp.	25,200	1,910,664
Denbury Resources, Inc.*^	67,900	1,188,250
Pioneer Natural Resources Co.^	13,900	2,151,164
Rosetta Resources, Inc.*^	27,900	1,272,519
Whiting Petroleum Corp.*^	45,300	2,331,591
		8,854,188
Oil & Gas Refining & Marketing—0.8%
HollyFrontier Corp.^	19,300	879,115
Tesoro Corp.^	9,800	557,130
		1,436,245
Packaged Foods & Meats—2.0%
ConAgra Foods, Inc.	39,500	1,430,295
Hershey Co., /The	25,400	2,409,698
		3,839,993
Paper Products—0.8%
International Paper Co.	32,600	1,574,906

Personal Products—0.8%
Avon Products, Inc.	64,600	1,476,756

Pharmaceuticals—2.9%
Actavis, Inc.*	22,700	3,047,929
Mylan, Inc.*	29,500	990,020
Zoetis, Inc.	48,300	1,439,823
		5,477,772
Real Estate Services—0.9%
Jones Lang LaSalle, Inc.	18,000	1,638,540

Regional Banks—0.2%
Zions Bancorporation	11,800	349,752

Research & Consulting Services—1.3%
CoStar Group, Inc.*	6,700	1,048,885
Verisk Analytics, Inc., Cl. A*	21,100	1,357,996
		2,406,881
Restaurants—0.6%
Chipotle Mexican Grill, Inc.*	2,900	1,195,583

Security & Alarm Services—0.8%
Tyco International Ltd.	45,600	1,587,336

Semiconductor Equipment—0.8%
Lam Research Corp.*	32,500	1,599,650

Semiconductors—2.6%
Microsemi Corp.*	82,800	2,041,848
NXP Semiconductor NV*	55,200	1,802,280
Skyworks Solutions, Inc.*	44,200	1,061,684
		4,905,812

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Specialized Finance—1.1%
IntercontinentalExchange, Inc.*	5,000	$912,250
Moody’s Corp.	17,300	1,172,421
		2,084,671
Specialty Chemicals—2.9%
Celanese Corp.	29,100	1,398,546
Chemtura Corp.*	32,300	722,228
Rockwood Holdings, Inc.	38,000	2,573,740
Valspar Corp., /The	13,600	926,432
		5,620,946
Specialty Stores—1.8%
Dick’s Sporting Goods, Inc.	16,300	837,983
Tiffany & Co.	14,698	1,168,638
Tractor Supply Co.	11,200	1,356,656
		3,363,277
Systems Software—2.2%
Check Point Software Technologies Ltd.*	15,100	850,281
CommVault Systems, Inc.*	16,300	1,376,209
Fortinet, Inc.*	44,500	945,625
ServiceNow, Inc.*	22,300	971,834
		4,143,949
Tobacco—1.0%
Lorillard, Inc.	45,500	1,935,115

Trading Companies & Distributors—1.1%
WW Grainger, Inc.	8,100	2,123,334
TOTAL COMMON STOCKS (Cost $164,774,061)		186,042,629

MASTER LIMITED PARTNERSHIP—1.2%
Investment Banking & Brokerage—1.2%
Apollo Global Management LLC	84,500	2,257,840
(Cost $2,157,475)		2,257,840

REAL ESTATE INVESTMENT TRUST—1.0%
Residential REITs—1.0%
American Homes 4 Rent*(L2),(b)	131,900	1,996,966
(Cost $1,978,500)		1,996,966

	CONTRACTS
PURCHASED OPTIONS—0.0%
CALL OPTIONS—0.0%
Denbury Resources, Inc. / August/ 19*	97	485

PUT OPTIONS—0.0%
Cameron International Corp. / August/ 55*	66	1,584
Ensco PLC / August/ 55*	97	2,813
SM Energy Co. / August/ 60*	65	650

	CONTRACTS	VALUE
PURCHASED OPTIONS—(CONT.)—0.0%
PUT OPTIONS—(CONT.)
SPDR S&P 500 ETF Trust / August/ 168*	162	$20,898
TOTAL PUT OPTIONS (Cost $31,678)		25,945
TOTAL PURCHASED OPTIONS (Cost $32,613)		26,430
Total Investments (Cost $168,942,649)(c)	99.4%	190,323,865
Other Assets in Excess of Liabilities	0.6	1,080,929
NET ASSETS	100.0%	$191,404,794

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

^	All or a portion of this security has been pledged as collateral for written call options.
*	Non-income producing security.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.9% of the net assets of the Fund.

(b)

Pursuant to Securities and Exchange Commission Rule 144A deemed illiquid until eligible for sale on October 31, 2013. Security was acquired on November 14, 2012 for a cost of $1,978,500 and represents 1.0% of the net assets of the Fund.

(c)

At July 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $169,773,533, amounted to $20,550,332 which consisted of aggregate gross unrealized appreciation of $25,469,479 and aggregate gross unrealized depreciation of $4,919,147.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

	CONTRACTS	SHARES SUBJECT TO PUT/ CALL	VALUE
PUT OPTIONS WRITTEN
Cameron International Corp. / August/ 57.5	66	6,600	$3,960
Cameron International Corp. / August/ 60	33	3,300	5,610
Cameron International Corp. / August/ 62.5(L2)	33	3,300	11,220
Cameron International Corp. / August/ 65(L2)	65	6,500	36,400
Cameron International Corp. / August/ 67.5(L2)	16	1,600	12,800
Cobalt International Energy, Inc. / August/ 27.5	49	4,900	2,205
Denbury Resources, Inc. / August/ 18(L2)	65	6,500	4,550
Denbury Resources, Inc. / August/ 19(L2)	131	13,100	19,650
Ensco PLC / August/ 57.5	32	3,200	2,880
Ensco PLC / August/ 60(L2)	65	6,500	17,550
HollyFrontier Corp. / August/ 45	33	3,300	3,630
HollyFrontier Corp. / August/ 47	33	3,300	7,920
National Oilwell Varco, Inc. / August/ 72.5	65	6,500	17,225
Peabody Energy Corp. / August/ 19	49	4,900	12,299
Pioneer Natural Resources Co. / August/ 155	10	1,000	4,700
Rosetta Resources, Inc. / August/ 45	33	3,300	3,465
Rosetta Resources, Inc. / August/ 50(L2)	65	6,500	27,300
SM Energy Co. / August/ 65	63	6,300	3,150
SPDR S&P 500 ETF Trust / August/ 167	162	16,200	15,876
Superior Energy Services, Inc. / August/ 27.5(L2)	33	3,300	5,775
Tesoro Corp. / August/ 55	32	3,200	4,992
Tesoro Corp. / August/ 60	33	3,300	14,355
Whiting Petroleum Corp. / August/ 50	26	2,600	1,430
Whiting Petroleum Corp. / August/ 52.5	81	8,100	12,555
TOTAL PUT OPTIONS WRITTEN (Premiums Received $266,116)			251,497
CALL OPTIONS WRITTEN
Cameron International Corp. / August/ 57.5(L2)	32	3,200	7,520
Cameron International Corp. / August/ 60	24	2,400	2,520
Cameron International Corp. / August/ 62.5	81	8,100	2,835
Denbury Resources, Inc. / August/ 18	49	4,900	1,470
HollyFrontier Corp. / August/ 41	13	1,300	6,110
HollyFrontier Corp. / August/ 43	53	5,300	14,999
HollyFrontier Corp. / August/ 45	66	6,600	11,220
Peabody Energy Corp. / August/ 16	33	3,300	2,871
Peabody Energy Corp. / August/ 17	49	4,900	1,813
Pioneer Natural Resources Co. / August/ 150	10	1,000	7,300
Rosetta Resources, Inc. / August/ 40(L2)	33	3,300	18,480
Rosetta Resources, Inc. / August/ 45	129	12,900	29,025
Superior Energy Services, Inc. / August/ 27.5	97	9,700	1,455
Tesoro Corp. / August/ 50	33	3,300	25,410
Tesoro Corp. / August/ 55	65	6,500	22,880
Whiting Petroleum Corp. / August/ 47	3	300	1,440
Whiting Petroleum Corp. / August/ 48	86	8,600	35,260
Whiting Petroleum Corp. / August/ 49	32	3,200	9,280
Whiting Petroleum Corp. / August/ 50	65	6,500	15,925
Whiting Petroleum Corp. / September/ 50	33	3,300	11,220
TOTAL CALL OPTIONS WRITTEN (Premiums Received $232,029)			229,033
TOTAL OPTIONS WRITTEN (Premiums Received $498,145)			$480,530

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) July 31, 2013

	SHARES	VALUE
COMMON STOCKS—94.6%
Aerospace & Defense—1.5%
Esterline Technologies Corp.*	68,675	$5,592,892
Hexcel Corp.*	282,700	9,953,867
		15,546,759
Air Freight & Logistics—0.8%
HUB Group, Inc., Cl. A*	215,450	8,240,963

Airlines—0.9%
Alaska Air Group, Inc.	121,650	7,441,330
US Airways Group, Inc.*	106,950	2,069,483
		9,510,813
Alternative Carriers—0.9%
Cogent Communications Group, Inc.	303,500	8,686,170

Apparel Accessories & Luxury Goods—1.2%
Fifth & Pacific Cos, Inc.*	501,950	11,956,449

Apparel Retail—3.0%
ANN, Inc.*	308,400	10,451,675
Children’s Place Retail Stores, Inc., /The*	120,050	6,487,502
DSW, Inc., Cl. A	89,850	6,809,732
Stage Stores, Inc.	281,800	7,033,728
		30,782,637
Application Software—4.7%
Aspen Technology, Inc.*	336,250	10,941,574
BroadSoft, Inc.*	256,619	7,657,511
Cadence Design Systems, Inc.*	755,450	11,014,460
Synchronoss Technologies, Inc.*	253,950	8,758,736
Ultimate Software Group, Inc.*	73,750	9,978,375
		48,350,656
Asset Management & Custody Banks—1.4%
Financial Engines, Inc.	145,350	6,939,009
WisdomTree Investments, Inc.*	553,500	7,167,825
		14,106,834
Auto Parts & Equipment—1.4%
American Axle & Manufacturing Holdings, Inc.*	341,800	6,648,010
Dana Holding Corp.	343,800	7,512,030
		14,160,040
Biotechnology—5.9%
ACADIA Pharmaceuticals, Inc.*	205,350	4,045,395
Acorda Therapeutics, Inc.*	188,250	7,147,852
Aegerion Pharmaceuticals, Inc.*	44,850	4,107,812
Alkermes PLC*	312,800	10,503,823
Celldex Therapeutics, Inc.*	98,200	2,011,136
Cepheid, Inc.*	189,350	6,602,635
Cubist Pharmaceuticals, Inc.*	98,900	6,164,437
Orexigen Therapeutics, Inc.*	604,550	4,594,580
Portola Pharmaceuticals, Inc.*	180,050	4,137,549
Synageva BioPharma Corp.*	103,200	4,963,920
Theravance, Inc.*	140,300	5,409,968
		59,689,107
Broadcasting—1.0%
Nexstar Broadcasting Group, Inc.	285,100	10,275,004

Building Products—0.9%
AO Smith Corp.	222,750	9,204,030

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Communications Equipment—2.7%
ARRIS Group, Inc.*	265,900	$3,999,136
Aruba Networks, Inc.*	446,050	7,930,769
Finisar Corp.*	234,200	4,527,086
RADWARE Ltd.*	411,900	5,643,030
Ruckus Wireless, Inc.*	407,550	5,424,491
		27,524,512
Computer Hardware—0.4%
Silicon Graphics International Corp.*	187,250	3,524,045

Construction & Engineering—0.6%
Primoris Services Corp.	299,300	6,225,440

Construction & Farm Machinery & Heavy Trucks—0.5%
Lindsay Corp.	65,250	4,900,275

Construction Materials—0.8%
Eagle Materials Inc.	119,450	8,060,486

Consumer Finance—0.5%
Portfolio Recovery Associates, Inc.*	35,800	5,345,298

Data Processing & Outsourced Services—1.7%
MAXIMUS, Inc.	195,750	7,362,158
WEX, Inc.*	109,685	9,536,013
		16,898,171
Education Services—0.3%
Grand Canyon Education, Inc.*	100,400	3,395,528

Electrical Components & Equipment—0.8%
Acuity Brands Inc.	88,050	7,616,325

Electronic Equipment Manufacturers—2.3%
Cognex Corp.	166,900	8,864,059
FEI Co.	87,100	6,745,895
OSI Systems, Inc.*	118,000	8,306,020
		23,915,974
Environmental & Facilities Services—0.3%
Tetra Tech, Inc.*	128,700	3,037,320

Food Distributors—1.1%
United Natural Foods, Inc.*	187,204	10,970,154

Food Retail—0.5%
Fresh Market, Inc., /The*	96,900	5,114,382

Footwear—0.7%
Wolverine World Wide, Inc.	116,700	6,711,417

Forest Products—0.6%
Louisiana-Pacific Corp.*	357,450	5,812,137

Health Care Equipment—3.3%
HeartWare International, Inc.*	72,200	6,672,724
Insulet Corp.*	305,150	9,731,233
NxStage Medical, Inc.*	418,700	5,426,352
Thoratec Corp.*	94,700	3,105,213
Wright Medical Group, Inc.*	308,671	8,463,759
		33,399,281
Health Care Facilities—0.9%
Healthsouth Corp.*	289,650	9,431,004

Health Care Services—1.0%
Team Health Holdings, Inc.*	256,500	10,316,430

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Health Care Supplies—2.1%
Align Technology, Inc.*	237,150	$10,206,936
Endologix, Inc.*	576,700	9,013,821
TearLab Corp.*	139,850	1,978,878
		21,199,635
Health Care Technology—1.7%
athenahealth, Inc.*	81,000	9,067,950
Greenway Medical Technologies*	130,500	1,509,885
HMS Holdings Corp.*	258,450	6,251,906
		16,829,741
Home Furnishings—0.5%
Ethan Allen Interiors, Inc.	157,850	4,793,905

Home Improvement Retail—1.1%
Lumber Liquidators Holdings Inc*	84,850	8,215,177
Tile Shop Holdings, Inc.*	115,700	3,289,351
		11,504,528
Homebuilding—1.0%
Taylor Morrison Home Corp., Cl. A*	262,600	6,362,798
William Lyon Homes, Cl. A*	186,650	4,220,157
		10,582,955
Homefurnishing Retail—1.1%
Pier 1 Imports, Inc.	480,600	11,294,100

Hotels Resorts & Cruise Lines—1.2%
Interval Leisure Group	164,639	3,541,385
Marriott Vacations Worldwide Corp.*	197,950	8,709,800
		12,251,185
Human Resource & Employment Services—1.2%
On Assignment, Inc.*	383,750	11,715,888

Industrial Machinery—4.3%
Actuant Corp., Cl. A	290,910	10,272,031
Chart Industries, Inc.*	54,200	6,162,540
ExOne Co., /The*	141,100	8,609,922
Middleby Corp.*	41,050	7,345,487
RBC Bearings, Inc.*	95,000	5,211,700
Watts Water Technologies, Inc.	123,650	6,464,422
		44,066,102
Internet Software & Services—5.3%
Cornerstone OnDemand, Inc.*	257,500	11,340,299
DealerTrack Holdings, Inc.*	263,350	9,849,290
Demandware, Inc.*	112,300	4,988,366
E2open, Inc.*	375,350	7,461,958
Millennial Media, Inc.*	353,450	3,502,690
Trulia, Inc.*	267,900	9,981,954
VistaPrint NV*	134,750	6,869,555
		53,994,112
IT Consulting & Other Services—0.7%
InterXion Holding NV*	274,600	6,911,682

Leisure Facilities—1.9%
Life Time Fitness, Inc.*	170,145	9,067,027
Six Flags Entertainment Corp.	271,950	10,005,041
		19,072,068

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Leisure Products—0.8%
Brunswick Corp.	225,950	$8,529,613

Life Sciences Tools & Services—1.4%
Charles River Laboratories International Inc.*	155,550	7,083,747
PAREXEL International Corp.*	139,992	6,922,604
		14,006,351
Managed Health Care—1.2%
Centene Corp.*	104,250	5,782,748
Molina Healthcare, Inc.*	162,300	6,024,576
		11,807,324
Metal & Glass Containers—1.0%
Berry Plastics Group, Inc.*	429,450	9,903,117

Movies & Entertainment—1.0%
Lions Gate Entertainment Corp.*	317,200	10,318,516

Oil & Gas Equipment & Services—0.5%
Bristow Group, Inc.	73,350	4,988,534

Oil & Gas Exploration & Production—3.3%
Approach Resources, Inc.*	298,900	7,917,861
Berry Petroleum Co., Cl. A	110,190	4,468,205
Kodiak Oil & Gas Corp.*	629,200	6,109,532
Nothern Oil and Gas, Inc.*	458,600	6,058,106
Rosetta Resources, Inc.*	194,100	8,852,900
		33,406,604
Packaged Foods & Meats—2.1%
B&G Foods, Inc.	324,800	11,316,033
Hain Celestial Group, Inc.*	136,967	9,993,112
		21,309,145
Pharmaceuticals—2.2%
Auxilium Pharmaceuticals, Inc.*	202,950	3,726,162
Questcor Pharmaceuticals, Inc.	103,900	6,942,598
Santarus, Inc.*	184,800	4,494,336
ViroPharma, Inc.*	213,500	7,327,320
		22,490,416
Railroads—0.7%
Genesee & Wyoming, Inc., Cl. A*	76,750	6,881,405

Real Estate Services—0.8%
Jones Lang LaSalle, Inc.	91,150	8,297,385

Regional Banks—1.0%
Synovus Financial Corp.	1,600,850	5,330,831
Texas Capital Bancshares, Inc.*	104,200	4,740,058
		10,070,889
Research & Consulting Services—1.0%
CoStar Group, Inc.*	64,855	10,153,050

Restaurants—1.9%
Buffalo Wild Wings, Inc.*	71,750	7,431,865
Domino’s Pizza, Inc.	189,900	11,883,941
		19,315,806
Semiconductors—3.4%
Applied Micro Circuits Corporation*	486,550	5,775,349
Cypress Semiconductor Corp.	630,250	8,048,293
Intersil Corp.	405,600	4,141,176

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Semiconductors—(CONT.)
Microsemi Corp.*	436,750	$10,770,254
Semtech Corp.*	212,450	6,426,613
		35,161,685
Specialized Consumer Services—0.5%
Sotheby’s	102,500	4,612,500

Specialty Chemicals—2.8%
Chemtura Corp.*	456,750	10,212,930
Cytec Industries, Inc.	114,850	8,946,815
PolyOne Corp.	323,850	9,362,504
		28,522,249
Specialty Stores—1.0%
Five Below, Inc.	256,990	9,986,631

Systems Software—1.5%
CommVault Systems, Inc.*	128,750	10,870,363
Cyan, Inc.*	468,300	4,860,954
		15,731,317
Thrifts & Mortgage Finance—0.6%
Northwest Bancshares, Inc.	449,650	6,214,163

Trading Companies & Distributors—1.0%
Beacon Roofing Supply, Inc.*	237,700	9,695,783

Trucking—0.7%
Avis Budget Group, Inc.*	235,700	7,457,548

TOTAL COMMON STOCKS (Cost $721,436,618)		965,783,573

MASTER LIMITED PARTNERSHIP—0.8%
Asset Management & Custody Banks—0.8%
Fortress Investment Group LLC, Cl. A	1,090,012	8,556,594
(Cost $5,679,913)		8,556,594

Mortgage REITs—0.6%
Two Harbors Investment Corp.	644,300	6,462,329

Office REITs—0.4%
Dupont Fabros Technology, Inc.	168,000	3,848,880

Residential REITs—1.0%
American Homes 4 Rent*(L2),(a)	312,150	4,725,951
Silver Bay Realty Trust Corp.	360,727	5,804,097
		10,530,048
Specialized REITs—0.5%
Omega Healthcare Investors, Inc.	144,900	4,612,167

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $27,324,650)		25,453,424

Total Investments (Cost $754,441,181)(b)	97.9%	999,793,591
Other Assets in Excess of Liabilities	2.1	21,110,425
NET ASSETS	100.0%	$1,020,904,016

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
(a)

Pursuant to Securities and Exchange Commission Rule 144A deemed illiquid until eligible for sale on October 31, 2013. Security was acquired on November 14, 2012 for a cost of $4,682,250 and represents 0.5% of the net assets of the Fund.

(b)

At July 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $759,112,129, amounted to $240,681,462 which consisted of aggregate gross unrealized appreciation of $258,512,753 and aggregate gross unrealized depreciation of $17,831,291.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”), is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company and currently issues an unlimited number of shares of beneficial interest in four funds — Alger Capital Appreciation Institutional Fund, Alger Capital Appreciation Focus Fund (formerly the Alger Large Cap Growth Institutional Fund), Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A, C, I, R and Z. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except that each share class bears the cost of its transfer agency and sub-transfer agency services and each of Classes A, C and R bears the cost of its plan of distribution.

The Alger Large Cap Growth Institutional Fund changed its name to Alger Capital Appreciation Focus Fund effective December 31, 2012.  Its investment objective to seek long-term capital appreciation did not change.  The Fund also started offering Class A, C and Z shares on December 31, 2012.

NOTE 2 — Significant Accounting Policies:

Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees. Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which valuation information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, such securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.  Debt securities with a remaining maturity of less than sixty days are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange-listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.  Valuation techniques for Level 3 securities include using the income approach whereby future

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

amounts are converted, or discounted, to a current single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 3 include unobservable market information which can include cash flows, income and expenses, and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor.  The Committee reports its valuation determinations to the Board which is responsible for approving valuation policy and procedures.

The Committee meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations.  The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant.  Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of July 31, 2013 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$485,510,379	$485,510,379	—	—
Consumer Staples	163,221,232	163,221,232	—	—
Energy	114,747,775	114,747,775	—	—
Financials	97,683,048	97,683,048	—	—
Health Care	280,539,111	280,539,111	—	—
Industrials	223,596,438	223,596,438	—	—
Information Technology	648,978,564	648,978,564	—	—
Materials	72,865,808	72,865,808	—	—
Telecommunication Services	17,659,412	17,659,412	—	—
TOTAL COMMON STOCKS	$2,104,801,767	$2,104,801,767	—	—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Capital Appreciation Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
MASTER LIMITED PARTNERSHIP
Financials	$21,920,855	$21,920,855	—	—
REAL ESTATE INVESTMENT TRUST
Financials	26,351,718	17,242,964	9,108,754	—
TOTAL INVESTMENTS IN SECURITIES	$2,153,074,340	$2,143,965,586	$9,108,754	—

Alger Capital Appreciation Focus Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	3,916,572	3,916,572	—	—
Consumer Staples	1,024,491	1,024,491	—	—
Energy	919,935	919,935	—	—
Financials	924,108	924,108	—	—
Health Care	1,713,618	1,713,618	—	—
Industrials	1,412,927	1,412,927	—	—
Information Technology	4,357,833	4,357,833	—	—
Materials	514,681	514,681	—	—
TOTAL COMMON STOCKS	$14,784,165	$14,784,165	—	—
MASTER LIMITED PARTNERSHIP
Financials	502,640	502,640	—	—
TOTAL INVESTMENTS IN SECURITIES	$15,286,805	$15,286,805	—	—

Alger Mid Cap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	58,068,136	58,068,136	—	—
Consumer Staples	11,216,586	11,216,586	—	—
Energy	14,021,214	14,021,214	—	—
Financials	8,609,310	8,609,310	—	—
Health Care	24,089,218	24,089,218	—	—
Industrials	25,267,980	25,182,694	85,286	—
Information Technology	31,454,401	31,454,401	—	—
Materials	13,315,784	13,315,784	—	—
TOTAL COMMON STOCKS	$186,042,629	$185,957,343	$85,286	—
MASTER LIMITED PARTNERSHIP
Financials	2,257,840	2,257,840	—	—
PURCHASED OPTIONS
Energy	5,532	5,532	—	—
Financials	20,898	20,898	—	—
TOTAL PURCHASED OPTIONS	$26,430	$26,430	—	—
REAL ESTATE INVESTMENT TRUST
Financials	1,996,966	—	1,996,966	—
TOTAL INVESTMENTS IN SECURITIES	$190,323,865	$188,241,613	$2,082,252	—
SECURITIES SOLD SHORT
OPTIONS WRITTEN
Energy	(464,654)	(303,409)	(161,245)	—
Financials	(15,876)	(15,876)	—	—
TOTAL OPTIONS WRITTEN	$(480,530)	$(319,285)	$(161,245)	—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Small Cap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$199,542,882	$199,542,882	—	—
Consumer Staples	37,393,681	37,393,681	—	—
Energy	38,395,138	38,395,138	—	—
Financials	44,034,569	44,034,569	—	—
Health Care	199,169,289	199,169,289	—	—
Industrials	154,251,701	154,251,701	—	—
Information Technology	232,012,154	232,012,154	—	—
Materials	52,297,989	52,297,989	—	—
Telecommunication Services	8,686,170	8,686,170	—	—
TOTAL COMMON STOCKS	$965,783,573	$965,783,573	—	—
MASTER LIMITED PARTNERSHIP
Financials	8,556,594	8,556,594	—	—
REAL ESTATE INVESTMENT TRUST
Financials	25,453,424	20,727,473	4,725,951	—
TOTAL INVESTMENTS IN SECURITIES	$999,793,591	$995,067,640	$4,725,951	—

On July 31, 2013 there were no transfers of securities between Level 1 and Level 2.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of July 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash and Cash equivalents:
Alger Capital Appreciation Institutional Fund	44,168,332	44,168,332	—	—
Alger Capital Appreciation Focus Fund	$1,639,579	$1,639,579	—	—
Alger Mid Cap Growth Institutional Fund	4,142,431	4,142,431	—	—
Alger Small Cap Growth Institutional Fund	23,497,874	23,497,874	—	—
Total	$73,448,216	$73,448,216	—	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Funds purchase call options to increase their exposure to stock market risk and also provide diversification of risk.  The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios.  The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the period ended July 31, 2013, options were used in accordance with these objectives.

The fair values of derivative instruments as of July 31, 2013 are as follows:

Alger Mid Cap Growth Institutional Fund

	ASSET DERIVATIVES 2013		LIABILITY DERIVATIVES 2013
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Put Options	Investments in Securities, at value	$25,945
Purchased Call Options	Investments in Securities, at value	485
Written Put Options	—	—	Written options outstanding, at value	$251,497
Written Call Options	—	—	Written options outstanding, at value	229,033
Total		$26,430		$480,530

For the three months ended July 31, 2013, the Alger Mid Cap Growth Institutional Fund had option purchases of $306,693 and option sales of $1,199,727. The effect of derivative instruments on the statement of operations for the three months ended July 31, 2013 is as follows:

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Net realized gain on investments and options

Alger Mid Cap Growth Institutional Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(64,280)
Written Options	863,337
Total	$799,057

Net change in unrealized appreciation (depreciation) on investments, options

Alger Mid Cap Growth Institutional Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$8,071
Written Options	3,880
Total	$11,951

NOTE 5 — Recent Accounting Pronouncements:

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), which provides guidance regarding balance sheet offsetting disclosures.  The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and transactions subject to an agreement similar to a master netting arrangement. The objective of ASU 2011-11 is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS.  The new guidance is effective for annual reporting periods beginning on or after January 1, 2013. The Funds do not believe that this will have a material impact on the financial statements.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By	/s/Hal Liebes

Hal Liebes

President

Date: September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Hal Liebes

Hal Liebes

President

Date: September 25, 2013

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 25, 2013